Financial instruments: valuation - Hierarchy of liabilities (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of liabilities
Liabilities	£ 129,156	£ 149,577
Trading deposits
Fair value of liabilities
Liabilities	43,127	42,487
Debt securities in issue, trading
Fair value of liabilities
Liabilities	706	797
Short positions, trading
Fair value of liabilities
Liabilities	9,803	9,524
Interest rate
Fair value of liabilities
Liabilities	38,483	48,535
Foreign exchange
Fair value of liabilities
Liabilities	33,586	45,237
Other
Fair value of liabilities
Liabilities	326	275
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,608	1,327
Other deposits
Fair value of liabilities
Liabilities	1,280	1,050
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	237	345
Level 1
Fair value of liabilities
Liabilities	£ 7,936	£ 7,464
As a % of total value liabilities	6.00%	5.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 7,936	£ 7,462
Level 1 | Interest rate
Fair value of liabilities
Liabilities		2
Level 2
Fair value of liabilities
Liabilities	£ 120,529	£ 141,137
As a % of total value liabilities	93.00%	94.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 43,126	£ 42,486
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	706	797
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	1,865	2,062
Level 2 | Interest rate
Fair value of liabilities
Liabilities	38,044	47,855
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	33,528	45,139
Level 2 | Other
Fair value of liabilities
Liabilities	138	76
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,605	1,327
Level 2 | Other deposits
Fair value of liabilities
Liabilities	1,280	1,050
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	237	345
Level 3
Fair value of liabilities
Liabilities	£ 691	£ 976
As a % of total value liabilities	1.00%	1.00%
Level 3 | Trading deposits
Fair value of liabilities
Liabilities	£ 1	£ 1
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	2
Level 3 | Interest rate
Fair value of liabilities
Liabilities	439	678
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	58	98
Level 3 | Other
Fair value of liabilities
Liabilities	188	£ 199
Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	£ 3